Revisions of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2024
Revisions of Previously Issued Financial Statements [Abstract]
Revisions of previously issued financial statements

Note 13

Revisions of previously issued financial statements:

The Company identified an error in the classification of preferred shares and common shares within shareholders’ equity on the Consolidated Balance Sheets as of December 31, 2024. The error was limited to the line item presentation of “preferred shares” and “common shares” and did not affect total shareholders’ equity (deficit), the consolidated statements of operations, the consolidated statements of equity, the consolidated statements of cash flows, or any other financial statement captions.

The Consolidated Balance Sheets have been revised to correct the presentation of preferred shares and common shares as of December 31, 2024.

The table below summarizes the effect of the revision correcting the error on the Company’s previously issued financial statements as of December 31, 2024:

Shareholders’ Equity (Deficit)	As Previously Reported	Adjustment	As Revised
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	$2,740,958	$(2,574,605)	$166,353
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	166,353	2,574,605	2,740,958
Additional paid-in capital	72,820,671	—	72,820,671
Accumulated deficit	(74,430,474)	—	(74,430,474)
Accumulated other comprehensive loss	108,853	—	108,853
Total shareholders’ equity (deficit)	$1,406,361	$—	$1,406,361

As of December 31, 2024, preferred shares includes preferred participation certificates.